Income Taxes - Additional Information (Detail) - JPY (¥)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Income Taxes [Line Items]
National Corporate Tax		23.40%	23.90%	25.50%
Corporate Inhabitant Tax		5.00%	5.00%	5.00%
Deductible Corporate Enterprise Tax and Special Local Corporate Tax		5.00%	7.00%	8.00%
Statutory income tax rate		31.60%	33.40%	35.80%
Actual effective income tax rate		30.30%	27.20%	37.00%
Tax credit from investments in productivity improvement facilities		¥ 17,328,000,000	¥ 20,667,000,000	¥ 23,435,000,000
Unused investment tax credit	¥ 0	0	0	0
Future taxable income	¥ 68,873,000,000	68,873,000,000
Increase in valuation allowance		¥ (41,000,000)	¥ (31,029,000,000)	¥ 9,060,000,000
Consumption Tax Rate		8.00%	8.00%	8.00%
Corporate Tax Law enacted on March 31, 2015
Income Taxes [Line Items]
Statutory income tax rate		35.80%
Decrease in net deferred tax assets		¥ (25,040,000,000)
Corporate Tax Law enacted on March 29, 2016
Income Taxes [Line Items]
Statutory income tax rate	32.80%
Decrease in net deferred tax assets			¥ (15,160,000,000)
New Corporate Tax Law | Corporate Tax Law enacted on March 31, 2015
Income Taxes [Line Items]
Decrease in net income attributable to NTT DOCOMO, INC. due to expected tax rate changes		¥ (25,264,000,000)
New Corporate Tax Law | Corporate Tax Law enacted on March 29, 2016
Income Taxes [Line Items]
Decrease in net income attributable to NTT DOCOMO, INC. due to expected tax rate changes			¥ (14,691,000,000)
April 1, 2015 to March 31, 2016 | Corporate Tax Law enacted on March 31, 2015
Income Taxes [Line Items]
Statutory income tax rate		33.40%
April 1, 2016 and thereafter | Corporate Tax Law enacted on March 31, 2015
Income Taxes [Line Items]
Statutory income tax rate		32.80%
Tax Rate From April One Twenty Sixteen To March Thirty One Twenty Eighteen | Corporate Tax Law enacted on March 29, 2016
Income Taxes [Line Items]
Statutory income tax rate	31.60%
Tax Rate From April One Twenty Eighteen And Thereafter | Corporate Tax Law enacted on March 29, 2016
Income Taxes [Line Items]
Statutory income tax rate	31.40%